Royalty obligation (Detail Textuals) - CAD ($)	1 Months Ended	12 Months Ended
	Jul. 18, 2011	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Royalty Obligation [Line Items]
Fair value of the royalty obligation		$ 901,915
Carrying value of the royalty obligation		3,530,558	$ 4,449,012
Current portion of the royalty obligation		1,495,548	1,537,202
Change in royalty obligation		355,287	747,540	$ 2,271,436
Royalties received		1,654,380	1,242,587	1,795,089
Royalties paid		$ (1,538,766)	$ (1,829,295)	$ (1,712,390)
Birmingham Associates Ltd | AGGRASTAT
Royalty Obligation [Line Items]
Value of shares issued on debt conversion	$ 4,750,000
Number of shares issued on debt conversion	2,176,003
Percentage of first $2,000,000 of quarterly sales	4.00%
Percentage of quarterly sales between $2,000,000 and $4,000,000	6.00%
Percentage of portion of quarterly sales exceeding $4,000,000 payable within 60 days	8.00%
Amount of quarterly product revenue	$ 2,000,000
Amount of quarterly product revenue	2,000,000
Amount of quarterly product revenue	4,000,000
Amount of quarterly product revenue	$ 4,000,000